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Russell Investment Funds
P.O. Box 1616
Tacoma, Washington 98401-1616

May 2, 2003

VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: Russell Investment Funds (the "Registrant"), formerly Russell Insurance Funds Post-Effective Amendment No. 16 Under the 1933 Act and
     Amendment No. 20 Under the 1940 Act
     File Nos. 33-18030; 811-5371

Ladies and Gentlemen:

I serve as Legal Counsel to Russell Investment Funds (the "Registrant). I also serve as an officer of the Registrant.

As Legal Counsel, I have reviewed the Registrant's Post-Effective Amendment No. 16 to its Registration Statement. I hereby certify that the form of prospectus and Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 do not differ from that contained in the Post-Effective Amendment No. 16 and are therefore eligible for filing pursuant to Paragraph (j) of Rule 497.

I further certify that the text of Post-Effective Amendment No. 16 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on April 30, 2003 with an effective date of April 30, 2003.

Sincerely,

/s/ Mary Beth Rhoden

Mary Beth Rhoden
Staff Counsel